Document and Entity Information	Aug. 09, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Original 8-K (this “Amendment”) is being filed for the purpose of satisfying the Company’s undertaking to file the historical and pro forma financial information required by Item 9.01 of Form 8-K, and this Amendment should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K, and the Company has not updated any information contained therein to reflect events that have occurred since the date of the Original 8-K.
Document Period End Date	Aug. 09, 2019
Entity Registrant Name	EXTREME NETWORKS INC
Entity Central Index Key	0001078271
Entity Emerging Growth Company	false
Entity File Number	000-25711
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0430270
Entity Address, Address Line One	6480 Via Del Oro
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	(408)
Local Phone Number	579-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EXTR
Security Exchange Name	NASDAQ